Derivative financial instruments (Tables)	6 Months Ended
Jun. 30, 2024
Derivative Financial Instruments [Abstract]
Schedule of derivative financial instruments

	At 30 June 2024		At 31 December 2023
	Fair value of assets £m	Fair value of liabilities £m	Fair value of assets £m	Fair value of liabilities £m

Trading and other
Exchange rate contracts	5,118	4,580	6,631	6,222
Interest rate contracts	13,538	11,146	15,116	12,724
Credit derivatives	74	146	51	118
Equity and other contracts	228	334	455	580
	18,958	16,206	22,253	19,644
Hedging
Derivatives designated as fair value hedges	4	422	83	425
Derivatives designated as cash flow hedges	21	19	20	80
	25	441	103	505
Total recognised derivative assets/liabilities	18,983	16,647	22,356	20,149